Baird Short-Term Municipal Bond Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

MUNICIPAL BONDS - 98.9%	Par	Value
Alabama - 4.5%
Alabama Housing Finance Authority
3.50%, 08/01/2025 (Callable 08/01/2024) (a)	$5,000,000	$4,981,650
5.00%, 05/01/2026 (a)	4,000,000	4,037,461
Black Belt Energy Gas District
5.25%, 12/01/2028	3,205,000	3,371,422
4.00%, 10/01/2052 (Callable 09/01/2026) (a)	300,000	301,422
5.25%, 02/01/2053 (Callable 03/01/2029) (a)	3,250,000	3,435,496
5.00%, 05/01/2053 (a)	13,000,000	13,551,018
City of Phenix City AL, 2.00%, 04/01/2027	1,435,000	1,360,930
Health Care Authority of the City of Huntsville/The, 5.00%, 06/01/2053 (Callable 03/01/2030) (a)	5,500,000	5,999,355
Industrial Development Board of the City of Mobile Alabama, 3.92%, 06/01/2034 (a)	8,400,000	8,426,963
Lauderdale County Agriculture Center Authority, 5.00%, 07/01/2024	495,000	495,377
Macon County Board of Education, 3.25%, 02/01/2026 (Callable 05/02/2024)	375,000	370,185
Pickens County Water Authority, 3.00%, 01/01/2025	160,000	158,888
Prattville Industrial Development Board, 5.30%, 09/01/2028	1,600,000	1,688,641
Selma Industrial Development Board, 2.00%, 11/01/2033 (a)	750,000	742,107
Southeast Alabama Gas Supply District/The
5.00%, 04/01/2026	1,000,000	1,014,465
5.00%, 04/01/2027	1,000,000	1,022,623
Southeast Energy Authority A Cooperative District
5.50%, 01/01/2053 (Callable 09/01/2029) (a)	1,250,000	1,334,145
5.00%, 05/01/2053 (Callable 05/01/2028) (a)	1,250,000	1,295,348
5.25%, 01/01/2054 (Callable 04/01/2029) (a)	8,000,000	8,495,368
Tender Option Bond Trust Receipts/Certificates, 4.30%, 07/01/2025 (a)(b)	3,000,000	3,000,000
Town of Berry AL Water & Sewer Revenue, 3.25%, 09/01/2028 (Callable 09/01/2026)	610,000	614,099
		65,696,963
Alaska - 0.6%
Alaska Housing Finance Corp.
3.75%, 12/01/2042 (Callable 06/01/2028)	5,115,000	5,036,073
4.00%, 12/01/2048 (Callable 06/01/2027)	1,275,000	1,264,433
University of Alaska
4.00%, 10/01/2025	330,000	330,888
4.00%, 10/01/2026 (Callable 05/02/2024)	1,400,000	1,400,300
5.00%, 10/01/2026	865,000	892,828
		8,924,522
Arizona - 1.6%
Arizona Industrial Development Authority
5.00%, 05/01/2025	405,000	243,000
5.00%, 07/01/2027 (Callable 07/01/2026)	230,000	235,295
5.00%, 11/01/2028 (Callable 05/01/2028)	7,500,000	7,982,356
5.00%, 07/01/2029 (Callable 07/01/2026)	260,000	267,198
5.00%, 07/01/2030 (Callable 07/01/2026)	380,000	390,771
1.76%, 09/01/2030 (a)(b)	5,765,883	5,365,832
5.00%, 07/01/2031 (Callable 07/01/2026)	195,000	200,395
3.63%, 05/20/2033	3,909,351	3,685,830
Chandler Industrial Development Authority, 5.00%, 09/01/2042 (Callable 03/01/2027) (a)(c)	1,000,000	1,030,275
Glendale Industrial Development Authority
4.00%, 05/15/2025 (Callable 05/15/2024)	340,000	335,349
4.00%, 05/15/2026 (Callable 05/15/2024)	320,000	313,249
Maricopa County Industrial Development Authority, 4.00%, 07/01/2024	135,000	134,843
Salt Verde Financial Corp., 5.25%, 12/01/2026	2,500,000	2,568,457
University of Arizona/The, 5.00%, 06/01/2032 (Callable 06/01/2026)	1,020,000	1,053,930
		23,806,780
Arkansas - 0.4%
Arkansas Development Finance Authority
4.00%, 07/01/2024	100,000	99,684
4.00%, 07/01/2025	140,000	138,605
4.00%, 07/01/2026	190,000	187,591
4.00%, 07/01/2027	225,000	222,045
4.00%, 07/01/2028	230,000	225,866
Batesville Public Facilities Board
5.00%, 06/01/2024	1,000,000	1,000,191
5.00%, 06/01/2025	1,385,000	1,394,882
5.00%, 06/01/2026	850,000	865,580
City of Bentonville AR Sales & Use Tax Revenue, 1.05%, 11/01/2046 (Callable 05/01/2024)	115,000	114,729
City of Brookland AR Sales & Use Tax Revenue, 1.50%, 09/01/2046 (Callable 09/01/2026)	690,000	660,437
City of Elkins AR Sales & Use Tax Revenue
1.50%, 09/01/2046 (Callable 09/01/2026)	465,000	445,665
1.50%, 09/01/2046 (Callable 09/01/2026)	315,000	299,933
City of Fayetteville AR, 3.05%, 01/01/2047 (Callable 01/01/2027)	170,000	166,709
City of Forrest City AR Sales & Use Tax Revenue, 1.55%, 11/01/2044 (Callable 11/01/2029)	705,000	638,582
City of Hot Springs AR, 4.00%, 12/01/2027 (Callable 05/02/2024)	255,000	255,188
City of Mountain View AR Sales & Use Tax, 1.38%, 11/01/2050 (Callable 11/01/2027)	220,000	218,675
City of Osceola AR Sales & Use Tax, 4.00%, 06/01/2054 (Callable 06/01/2031) (i)	500,000	498,510
City of Pine Bluff AR, 3.00%, 02/01/2047 (Callable 08/01/2027)	265,000	254,784
Conway Health Facilities Board, 5.00%, 08/01/2024	410,000	410,927
County of Cross AR Sales & Use Tax, 2.25%, 10/01/2030 (Callable 10/01/2024)	395,000	364,340
Jacksonville North Pulaski County School District, 4.00%, 06/01/2029 (Callable 06/01/2027)	1,240,000	1,271,220
Van Buren School District No 42, 2.00%, 04/01/2024	130,000	130,000
		9,864,143
California - 3.2%
Anaheim Public Financing Authority
5.00%, 09/01/2025	2,610,000	2,662,210
5.00%, 09/01/2026	1,290,000	1,341,778
Bay Area Toll Authority, 4.74% (SIFMA Municipal Swap Index + 1.10%), 04/01/2045 (Callable 02/02/2024)	3,500,000	3,500,000
California Community Choice Financing Authority
5.00%, 10/01/2024	300,000	300,335
5.00%, 10/01/2025	710,000	714,416
5.00%, 10/01/2026	625,000	632,853
5.00%, 10/01/2027	700,000	713,723
5.00%, 10/01/2028	475,000	487,103
5.00%, 10/01/2029	650,000	670,885
California Infrastructure & Economic Development Bank
4.34% (SIFMA Municipal Swap Index + 0.70%), 12/01/2050 (Callable 06/01/2025)	5,550,000	5,421,869
1.75%, 08/01/2055 (Callable 02/01/2026) (a)	1,265,000	1,200,023
California Municipal Finance Authority
4.00%, 10/01/2031 (Callable 10/01/2026)	2,280,000	2,307,307
4.00%, 10/01/2032 (Callable 10/01/2026)	1,500,000	1,517,745
California Public Finance Authority
2.38%, 11/15/2028 (Callable 04/22/2024) (b)	4,250,000	4,148,715
3.13%, 05/15/2029 (Callable 04/22/2024) (b)	1,000,000	974,291
California Statewide Communities Development Authority
5.00%, 08/01/2026 (Callable 04/22/2024) (a)	3,300,000	3,299,654
5.00%, 09/01/2026 (Callable 04/22/2024) (a)(b)	1,000,000	998,505
Indio Finance Authority, 3.55%, 09/02/2029 (Callable 04/22/2024) (b)	4,681,000	4,646,614
Los Angeles County Development Authority, 3.75%, 12/01/2046 (Callable 02/01/2026) (a)	1,650,000	1,647,457
Newman-Crows Landing Unified School District/CA, 0.00%, 08/01/2025 (d)	1,000,000	952,212
Ontario Public Financing Authority
5.00%, 11/01/2025	250,000	257,297
5.00%, 11/01/2027	175,000	188,478
Sacramento City Unified School District/CA, 0.00%, 07/01/2026 (d)	300,000	280,114
San Diego Housing Authority, Inc., 5.00%, 05/01/2057 (Callable 05/01/2026) (a)	1,687,000	1,739,832
Sutter Union High School District, 0.00%, 06/01/2050 (Callable 08/01/2025) (d)	300,000	47,198
Vallejo City Unified School District, 5.90%, 08/01/2025	75,000	75,159
Western Placer Unified School District
2.00%, 06/01/2025 (Callable 05/02/2024)	5,735,000	5,574,080
2.00%, 06/01/2025 (Callable 05/02/2024)	3,300,000	3,200,159
		49,500,012
Colorado - 3.1%
Bromley Park Metropolitan District No. 2, 5.00%, 12/01/2025	315,000	322,198
City & County of Denver CO Airport System Revenue
5.25%, 11/15/2026 (c)	2,000,000	2,090,014
5.00%, 12/01/2026 (c)	5,035,000	5,225,386
5.25%, 11/15/2027 (c)	1,500,000	1,599,382
Colorado Bridge Enterprise, 4.00%, 06/30/2025 (c)	570,000	569,575
Colorado Educational & Cultural Facilities Authority
4.00%, 12/15/2025 (b)	505,000	500,146
5.00%, 06/15/2027 (Callable 06/15/2026)	635,000	653,334
Colorado Health Facilities Authority
5.00%, 05/15/2025	525,000	527,239
5.00%, 05/15/2026	475,000	480,492
5.00%, 05/15/2027	400,000	407,372
2.13%, 05/15/2028 (Callable 05/02/2024)	2,905,000	2,766,924
5.25%, 05/15/2028 (Callable 05/15/2027)	250,000	256,705
5.00%, 08/01/2028	1,235,000	1,328,767
3.50%, 05/15/2030 (Callable 05/02/2024)	3,500,000	3,243,475
5.00%, 12/01/2030 (Callable 06/01/2025)	1,030,000	1,037,792
5.00%, 11/15/2048 (a)	195,000	199,075
4.19% (SIFMA Municipal Swap Index + 0.55%), 05/15/2061 (Callable 02/17/2026)	3,000,000	2,979,010
5.00%, 05/15/2062 (Callable 08/15/2027) (a)	7,515,000	8,072,338
Colorado Housing and Finance Authority
5.00%, 07/01/2026 (Callable 01/01/2026) (a)	1,000,000	1,014,595
4.00%, 05/01/2048 (Callable 11/01/2026)	530,000	525,779
4.25%, 11/01/2049 (Callable 11/01/2028)	535,000	533,280
3.25%, 05/01/2052 (Callable 11/01/2030)	4,465,000	4,334,804
Denver Convention Center Hotel Authority, 5.00%, 12/01/2024	1,170,000	1,172,667
Denver Health & Hospital Authority, 4.00%, 12/01/2027 (Callable 05/02/2024)	255,000	255,007
E-470 Public Highway Authority, 3.93% (SOFR + 0.35%), 09/01/2039 (Callable 06/01/2024)	7,525,000	7,512,572
Ravenna Metropolitan District
5.00%, 12/01/2025	200,000	203,435
5.00%, 12/01/2026	240,000	247,470
5.00%, 12/01/2028	290,000	307,593
5.00%, 12/01/2029	315,000	339,005
Vauxmont Metropolitan District
5.00%, 12/15/2026 (Callable 12/15/2024)	135,000	140,446
5.00%, 12/15/2027 (Callable 12/15/2024)	160,000	166,419
Vista Ridge Metropolitan District, 4.50%, 12/01/2024	200,000	200,969
		49,213,265
Connecticut - 1.4%
City of Bridgeport CT
5.00%, 08/01/2025	200,000	203,841
5.00%, 02/15/2027	2,480,000	2,599,336
5.00%, 08/01/2027	300,000	317,240
City of West Haven CT, 4.00%, 09/15/2027	245,000	249,012
Connecticut Housing Finance Authority
4.00%, 11/15/2045 (Callable 11/15/2027)	90,000	89,258
4.00%, 05/15/2049 (Callable 11/15/2028)	935,000	927,365
3.50%, 11/15/2051 (Callable 05/15/2031)	3,170,000	3,091,973
Connecticut State Health & Educational Facilities Authority
5.00%, 07/01/2024	965,000	964,676
5.00%, 07/01/2028 (Callable 07/01/2024)	685,000	686,255
3.20%, 07/01/2037 (a)	3,245,000	3,238,778
2.80%, 07/01/2057 (a)	3,425,000	3,365,602
East Hartford Housing Authority, 4.25%, 02/01/2027 (Callable 08/01/2024) (a)	1,000,000	1,001,135
State of Connecticut
4.00%, 06/15/2025	1,000,000	1,008,873
5.00%, 09/15/2026	1,000,000	1,046,979
5.00%, 06/15/2027	500,000	531,843
State of Connecticut Special Tax Revenue, 5.00%, 10/01/2026	1,080,000	1,131,847
Town of Stratford CT
5.00%, 05/15/2026	265,000	275,677
5.00%, 05/15/2028	400,000	434,524
		21,164,214
Delaware - 0.1%
Delaware Municipal Electric Corp., 5.00%, 10/01/2025	140,000	143,030
Delaware State Economic Development Authority, 5.00%, 10/01/2029 (Callable 05/02/2024)	1,000,000	1,000,077
Delaware State Housing Authority, 2.60%, 07/01/2043 (Callable 04/22/2024)	88,595	78,677
		1,221,784
District of Columbia - 1.3%
District of Columbia
5.00%, 07/01/2025	500,000	502,857
3.00%, 06/01/2030	2,205,000	1,983,038
District of Columbia Housing Finance Agency, 0.35%, 04/01/2025 (a)	1,125,000	1,125,000
District of Columbia Water & Sewer Authority, 3.00%, 10/01/2057 (Callable 07/01/2027) (a)	12,100,000	11,790,699
Metropolitan Washington Airports Authority Aviation Revenue, 5.00%, 10/01/2028 (c)	2,400,000	2,578,758
		17,980,352
Florida - 3.1%
Broward County Housing Finance Authority
3.50%, 04/01/2041 (Callable 10/01/2025) (a)	1,000,000	991,900
4.05%, 09/01/2056 (a)	1,750,000	1,757,128
Capital Projects Finance Authority/FL
5.00%, 10/01/2025	1,000,000	1,005,244
5.00%, 10/01/2026	1,000,000	1,012,614
5.00%, 10/01/2028	1,000,000	1,029,657
Capital Trust Agency, Inc., 4.00%, 12/15/2024	75,000	74,505
Capital Trust Authority, 5.00%, 06/15/2034 (Callable 06/15/2029) (b)	610,000	624,799
City of Cape Coral FL Water & Sewer Revenue
4.35%, 03/01/2027	1,200,000	1,225,372
4.45%, 03/01/2028	1,420,000	1,463,502
City of Jacksonville FL, 5.00%, 11/01/2028 (Callable 11/01/2027)	445,000	464,899
City of Lakeland FL, 5.00%, 11/15/2028 (Callable 11/15/2026)	640,000	664,987
City of Port St Lucie FL, 5.00%, 07/01/2026	3,005,000	3,132,251
City of Tallahassee FL
5.00%, 12/01/2026 (Callable 12/01/2025)	955,000	971,267
5.00%, 12/01/2027 (Callable 12/01/2025)	400,000	407,085
Collier County Industrial Development Authority, 5.00%, 10/01/2054 (Callable 10/01/2028) (a)	1,300,000	1,406,528
County of Broward FL Airport System Revenue, 4.00%, 10/01/2042 (Callable 05/02/2024)	300,000	297,903
County of Miami-Dade FL
5.00%, 06/01/2027 (Callable 06/01/2025)	1,500,000	1,522,932
4.50%, 03/01/2033 (Callable 05/02/2024)	200,000	200,191
County of Osceola FL Transportation Revenue, 0.00%, 10/01/2028 (d)	500,000	414,811
Florida Development Finance Corp.
4.00%, 06/15/2024	860,000	858,178
2.63%, 12/15/2024 (b)	190,000	186,955
5.00%, 06/15/2025	370,000	371,264
5.00%, 06/15/2026	1,310,000	1,332,700
5.00%, 06/15/2026	405,000	412,018
5.00%, 11/15/2026	1,000,000	1,038,797
5.00%, 06/15/2027	430,000	442,626
5.00%, 06/15/2027	390,000	401,451
5.00%, 06/15/2028 (Callable 06/15/2027)	355,000	366,186
5.25%, 06/15/2029 (Callable 06/15/2027) (b)	1,700,000	1,735,992
3.00%, 07/01/2031 (b)	1,210,000	1,127,953
6.13%, 07/01/2032 (Callable 04/02/2026) (a)(b)(c)	2,715,000	2,769,866
Florida Housing Finance Corp.
5.00%, 12/01/2026 (a)	4,000,000	4,063,537
4.00%, 07/01/2047 (Callable 07/01/2025)	20,000	19,898
Florida Municipal Loan Council, 0.00%, 11/01/2024 (d)	100,000	97,319
Herons Glen Recreation District, 2.50%, 05/01/2027	250,000	240,076
Miami Beach Redevelopment Agency, 5.00%, 02/01/2027 (Callable 05/02/2024)	1,000,000	1,002,945
Miami-Dade County Housing Finance Authority
3.55%, 01/01/2027 (a)	3,750,000	3,706,460
5.00%, 03/01/2027 (a)	1,000,000	1,013,926
Orange County Health Facilities Authority
4.00%, 08/01/2024	25,000	24,902
5.00%, 08/01/2028 (Callable 08/01/2024)	2,000,000	2,005,437
Orange County Housing Finance Authority
4.00%, 09/01/2040 (Callable 09/01/2024)	15,000	14,971
4.25%, 09/01/2049 (Callable 09/01/2027)	165,000	164,512
Osceola County Expressway Authority, 0.00%, 10/01/2024 (d)	380,000	372,831
Pinellas County Housing Authority, 1.00%, 11/01/2027	2,095,000	1,957,336
Pinellas County Industrial Development Authority, 5.00%, 07/01/2029	575,000	590,373
Sarasota County Public Hospital District, 5.25%, 07/01/2024	75,000	75,222
School Board of Miami-Dade County/The, 5.00%, 05/01/2029 (Callable 05/01/2025)	4,000,000	4,052,576
Seminole County Industrial Development Authority
4.00%, 06/15/2024 (b)	130,000	129,684
4.00%, 06/15/2025 (b)	100,000	98,944
4.00%, 06/15/2026 (b)	155,000	152,613
4.00%, 06/15/2027 (b)	240,000	235,531
St Johns River Power Park, 5.00%, 10/01/2024 (Callable 05/02/2024)	105,000	105,099
		49,835,753
Georgia - 2.7%
Atlanta Development Authority/The, 5.00%, 07/01/2024	140,000	140,391
City of Atlanta GA, 4.00%, 07/01/2026 (Callable 05/02/2024)	100,000	99,851
Cobb-Marietta Coliseum & Exhibit Hall Authority, 5.50%, 10/01/2026	480,000	495,726
Development Authority for Fulton County, 5.00%, 10/01/2027	1,015,000	1,070,281
Development Authority of Appling County, 4.40%, 09/01/2041 (Callable 04/01/2024) (a)	2,700,000	2,700,000
Development Authority of Burke County/The
1.50%, 01/01/2040 (a)	6,695,000	6,460,335
1.70%, 12/01/2049 (a)	2,180,000	2,149,695
Development Authority of Monroe County/The, 2.25%, 07/01/2025 (Callable 06/13/2024)	1,390,000	1,344,806
Forsyth County Hospital Authority, 6.38%, 10/01/2028	460,000	497,925
Main Street Natural Gas, Inc.
5.00%, 05/15/2025	1,785,000	1,795,274
5.00%, 09/01/2026 (Callable 06/01/2026)	500,000	508,288
5.50%, 09/15/2028	1,000,000	1,055,054
4.00%, 03/01/2050 (Callable 06/01/2026) (a)	6,680,000	6,705,242
4.00%, 07/01/2052 (Callable 06/01/2027) (a)	3,700,000	3,729,341
4.00%, 08/01/2052 (Callable 05/01/2027) (a)(b)	7,500,000	7,297,420
5.00%, 12/01/2052 (Callable 03/01/2029) (a)	1,650,000	1,728,371
State of Georgia, 5.00%, 12/01/2026	750,000	791,073
		38,569,073
Illinois - 5.5%
Adams & Hancock Counties Community Unit School District No 4/IL, 4.00%, 12/01/2026 (Callable 12/01/2025)	275,000	278,305
Chicago Midway International Airport
5.00%, 01/01/2027 (c)	1,595,000	1,653,106
5.00%, 01/01/2028 (Callable 01/01/2026) (c)	1,750,000	1,779,523
Chicago O'Hare International Airport, 5.00%, 01/01/2029 (Callable 01/01/2025) (c)	2,000,000	2,014,919
City of Chicago IL, 0.00%, 01/01/2027 (d)	5,660,000	5,102,079
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2025	2,000,000	2,041,296
5.00%, 11/01/2026 (Callable 11/01/2024)	1,410,000	1,419,516
5.00%, 11/01/2028 (Callable 11/01/2026)	1,000,000	1,037,576
5.00%, 11/01/2028 (Callable 11/01/2024)	900,000	903,932
5.00%, 11/01/2029 (Callable 11/01/2026)	1,550,000	1,612,442
City of Galesburg IL
5.00%, 10/01/2025	125,000	126,159
5.00%, 10/01/2026	145,000	146,522
5.00%, 10/01/2027	225,000	229,134
5.00%, 10/01/2028	250,000	256,386
City of Plano IL Special Service Area No 3 & No 4, 4.00%, 03/01/2030 (Callable 03/01/2025)	185,000	186,606
City of Springfield IL, 5.00%, 12/01/2031 (Callable 12/01/2025)	325,000	331,939
Community Unit School District Number 427 DeKalb and Kane Counties Illinois
0.00%, 01/01/2026 (d)	1,000,000	934,760
0.00%, 01/01/2027 (d)	2,980,000	2,689,152
Cook County School District No 130 Blue Island, 5.00%, 12/01/2025	1,320,000	1,354,466
Cook County School District No 144 Prairie Hills, 0.00%, 12/01/2025 (d)	730,000	682,884
Cook County School District No 99 Cicero
4.00%, 12/01/2026	1,150,000	1,162,284
4.00%, 12/01/2027	1,195,000	1,216,054
Cook County School District No. 154, 3.50%, 12/01/2024	58,000	57,789
Cook County Township High School District No. 201, 0.00%, 12/01/2025 (d)	165,000	154,225
County of Cook IL Sales Tax Revenue, 5.00%, 11/15/2032 (Callable 11/15/2027)	1,000,000	1,060,707
Hampshire Special Service Area No 13, 3.00%, 03/01/2026	90,000	87,993
Illinois Development Finance Authority, 0.00%, 07/15/2025 (d)	2,885,000	2,758,119
Illinois Finance Authority
5.00%, 05/15/2024	350,000	350,350
5.00%, 11/01/2024	385,000	385,645
4.30%, 08/01/2028 (b)	1,215,000	1,227,377
5.00%, 09/01/2029 (Callable 09/01/2026)	1,575,000	1,625,152
4.94% (SOFR + 1.20%), 11/01/2034 (Callable 03/01/2025)	1,940,000	1,935,320
5.00%, 09/01/2042 (Callable 09/01/2024)	570,000	572,735
Illinois Housing Development Authority
4.00%, 06/01/2026 (Callable 06/01/2025) (a)	1,800,000	1,797,705
2.45%, 06/01/2043 (Callable 05/02/2024)	168,455	133,823
4.50%, 10/01/2048 (Callable 04/01/2028)	385,000	385,281
4.64% (SIFMA Municipal Swap Index + 1.00%), 05/15/2050 (Callable 11/15/2024)	1,250,000	1,249,729
6.25%, 10/01/2052 (Callable 04/01/2032)	4,630,000	4,964,670
6.25%, 04/01/2054 (Callable 10/01/2032)	3,000,000	3,345,958
Joliet Park District
5.00%, 02/01/2026	575,000	587,395
5.00%, 02/01/2027	605,000	626,695
Kankakee Will Grundy Etc Counties Community College District No 520 Kankakee, 3.50%, 12/01/2026	2,415,000	2,408,282
Knox & Warren Counties Community Unit School District No 205 Galesburg, 5.00%, 12/01/2038 (Callable 12/01/2027)	2,000,000	2,086,803
Lake County Elementary School District No 6 Zion, 0.00%, 12/01/2024 (d)	70,000	67,778
Lake County School District No 38 Big Hollow, 0.00%, 02/01/2025 (d)	210,000	202,431
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2024 (d)	35,000	34,708
0.00%, 06/15/2027 (d)	1,000,000	895,617
Northern Illinois University
5.00%, 04/01/2027	550,000	570,159
5.00%, 04/01/2028	650,000	682,915
5.00%, 10/01/2029	780,000	841,479
Park Ridge Park District, 2.50%, 12/01/2028	2,500,000	2,388,428
Pike & Adams Counties Community Unit School District No 4, 4.00%, 12/01/2024	345,000	345,305
Shelby Christian Macon Counties Community School District No. 21
4.00%, 12/01/2025 (Callable 05/02/2024)	400,000	400,074
4.00%, 12/01/2026 (Callable 05/02/2024)	435,000	433,577
Southwestern Illinois Community College District No 522
5.00%, 12/01/2027	1,300,000	1,368,163
5.00%, 12/01/2028	1,500,000	1,603,319
St Charles Public Library District, 4.00%, 11/01/2028 (Callable 11/01/2024)	455,000	456,404
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2026	125,000	127,550
5.00%, 01/01/2027	180,000	186,462
5.00%, 01/01/2028	200,000	210,532
5.00%, 01/01/2029	300,000	320,070
5.00%, 01/01/2030	225,000	243,415
5.00%, 01/01/2031	250,000	273,905
State of Illinois, 5.00%, 10/01/2025	4,350,000	4,446,984
State of Illinois Sales Tax Revenue, 5.00%, 06/15/2026	6,580,000	6,831,097
United City of Yorkville IL
3.90%, 03/01/2025	140,000	139,997
4.05%, 12/01/2027 (Callable 05/02/2024)	120,000	120,067
Upper Illinois River Valley Development Authority, 5.00%, 12/01/2028	1,050,000	1,095,801
Village of Calumet Park IL, 5.25%, 12/01/2029 (Callable 12/01/2024)	500,000	505,742
Village of Hillside IL, 5.00%, 01/01/2030 (Callable 01/01/2027)	2,690,000	2,707,236
Village of Lyons IL, 5.00%, 12/01/2025 (Callable 05/02/2024)	25,000	25,026
Village of Rantoul IL, 4.30%, 01/01/2025 (Callable 05/02/2024)	125,000	125,062
Village of Romeoville IL
5.00%, 10/01/2025 (Callable 04/01/2025)	1,100,000	1,106,228
5.00%, 10/01/2030 (Callable 04/01/2025)	1,000,000	1,005,389
Village of Schaumburg IL
5.00%, 12/01/2025	870,000	890,162
4.00%, 12/01/2026	915,000	937,650
Village of Stone Park IL
4.00%, 02/01/2025	140,000	140,302
4.00%, 02/01/2026	220,000	222,209
4.75%, 02/01/2028 (Callable 05/02/2024)	50,000	50,056
Village of Sugar Grove IL, 3.00%, 12/15/2025 (Callable 05/02/2024)	225,000	223,024
Washington County Community Unit School Dist No 10 West Washington, 4.00%, 12/15/2024	250,000	250,508
		87,435,624
Indiana - 1.6%
Cass County Indiana Building Corp., 5.00%, 01/15/2028	400,000	423,670
City of Hobart IN, 3.00%, 07/01/2025	395,000	388,092
City of Valparaiso IN, 4.00%, 08/01/2026 (Callable 05/02/2024)	375,000	375,083
County of St Joseph IN, 5.00%, 04/01/2027	1,500,000	1,561,031
Frankton-Lapel Community Schools Building Corp.
5.00%, 01/15/2027	1,325,000	1,388,541
5.00%, 07/15/2027	1,390,000	1,469,077
Hammond Multi-School Building Corp., 5.00%, 01/15/2025	525,000	530,196
Indiana Finance Authority
5.00%, 09/01/2024	390,000	389,909
5.00%, 09/15/2024	815,000	817,072
5.00%, 09/15/2024	155,000	155,318
5.00%, 09/01/2025	445,000	446,155
5.00%, 09/15/2025	325,000	326,645
5.00%, 10/01/2025	675,000	681,066
5.00%, 07/01/2026	730,000	744,430
5.00%, 09/01/2026	1,520,000	1,534,156
5.00%, 09/15/2026 (Callable 09/15/2024)	700,000	685,952
5.00%, 10/01/2028	260,000	269,433
4.00%, 03/01/2038 (Callable 05/01/2028) (a)(c)	5,000,000	4,957,568
Indiana Housing & Community Development Authority
5.00%, 11/01/2025 (Callable 11/01/2024) (a)	1,300,000	1,304,990
3.50%, 01/01/2049 (Callable 01/01/2029)	680,000	667,229
Indianapolis Board of School Commissioners, 5.00%, 07/15/2025	750,000	765,248
Indianapolis Local Public Improvement Bond Bank, 5.00%, 02/01/2030 (Callable 05/02/2024)	1,025,000	1,025,569
Mount Vernon Community School Corp.
5.00%, 07/15/2025	395,000	402,031
5.00%, 01/15/2026	1,065,000	1,092,774
MSD of Wabash County Multi-School Building Corp.
5.00%, 01/15/2026	330,000	339,010
5.00%, 07/15/2026	410,000	424,931
5.00%, 01/15/2027	445,000	465,371
Posey County Redevelopment Authority, 5.00%, 07/15/2025	6,000,000	6,080,347
Tippecanoe County School Building Corp.
5.00%, 07/15/2026	330,000	342,239
5.00%, 01/15/2027	300,000	314,223
		30,367,356
Iowa - 1.4%
City of Coralville IA
4.00%, 06/01/2024	300,000	299,079
4.00%, 06/01/2025 (Callable 06/01/2024)	455,000	447,883
Clear Creek-Amana Community School District, 4.00%, 06/01/2027 (Callable 06/01/2026)	2,900,000	2,929,790
Iowa Finance Authority
5.00%, 02/15/2031 (Callable 04/22/2024)	2,225,000	2,236,153
7.50%, 01/01/2032 (Callable 01/01/2030) (b)	2,250,000	2,179,266
3.50%, 07/01/2046 (Callable 01/01/2026)	50,000	49,426
4.00%, 07/01/2047 (Callable 07/01/2028)	640,000	634,886
4.00%, 07/01/2047 (Callable 07/01/2027)	365,000	362,000
3.00%, 07/01/2051 (Callable 01/01/2031)	880,000	843,046
6.00%, 07/01/2052 (Callable 07/01/2032)	3,190,000	3,395,277
Iowa Higher Education Loan Authority
3.00%, 04/01/2025	775,000	765,052
3.00%, 04/01/2026	800,000	783,921
3.00%, 04/01/2028	845,000	822,333
Lake Panorama Improvement Zone
3.00%, 06/01/2024	420,000	418,061
3.00%, 06/01/2025	430,000	420,247
PEFA, Inc., 5.00%, 09/01/2049 (Callable 06/01/2026) (a)	6,600,000	6,757,098
		23,343,518
Kansas - 0.8%
City of Manhattan KS, 4.00%, 06/01/2027 (Callable 06/01/2025)	850,000	849,203
City of Osawatomie KS, 3.75%, 03/01/2027 (Callable 03/01/2025)	2,935,000	2,930,378
City of Park City KS, 3.75%, 09/01/2026 (Callable 09/01/2024)	6,075,000	6,077,782
		9,857,363
Kentucky - 1.8%
City of Henderson KY, 3.50%, 11/01/2028	2,430,000	2,449,460
City of Versailles KY, 3.00%, 08/15/2026 (Callable 08/15/2024)	2,570,000	2,504,096
County of Carroll KY, 1.55%, 09/01/2042 (a)	750,000	696,195
County of Kenton KY, 5.00%, 04/01/2026	725,000	750,696
County of Owen KY, 3.88%, 06/01/2040 (a)	1,750,000	1,763,368
County of Trimble KY, 4.70%, 06/01/2054 (Callable 03/03/2027) (a)(c)	1,000,000	1,008,994
Frankfort Independent School District Finance Corp., 2.05%, 08/01/2024	310,000	306,823
Kentucky Economic Development Finance Authority
0.00%, 12/01/2024 (d)	210,000	204,967
0.00%, 10/01/2025 (d)	585,000	548,390
5.00%, 06/01/2026	240,000	242,811
0.00%, 10/01/2026 (d)	100,000	90,162
Kentucky Housing Corp., 5.00%, 09/01/2043 (Callable 03/01/2026) (a)	3,000,000	3,069,987
Kentucky Public Energy Authority
4.77% (1 mo. LIBOR US + 1.12%), 12/01/2049 (Callable 03/01/2025) (e)	4,410,000	4,405,277
4.00%, 12/01/2050 (Callable 03/01/2026) (a)	1,925,000	1,921,225
Northern Kentucky University, 3.50%, 09/01/2028	2,800,000	2,838,255
Perry County School District Finance Corp., 2.00%, 12/01/2029	2,240,000	2,165,984
Rural Water Financing Agency, 3.10%, 11/01/2024 (Callable 04/17/2024)	1,000,000	988,325
University of Louisville
5.00%, 09/01/2026	845,000	875,930
5.00%, 03/01/2034 (Callable 09/01/2026)	2,000,000	2,072,026
		28,902,971
Louisiana - 1.2%
City of Shreveport LA
5.00%, 08/01/2028 (Callable 08/01/2027)	1,615,000	1,696,082
3.13%, 10/01/2030 (b)	1,965,000	1,882,699
Ernest N Morial New Orleans Exhibition Hall Authority, 5.00%, 07/15/2024	1,925,000	1,928,749
Louisiana Housing Corp.
3.50%, 07/01/2025 (Callable 07/01/2024) (a)	5,000,000	4,985,074
5.00%, 07/01/2046 (Callable 02/01/2026) (a)	2,250,000	2,291,194
Louisiana Local Government Environmental Facilities & Community Development Auth
5.00%, 08/01/2024 (Callable 05/02/2024)	185,000	185,129
3.02%, 04/01/2031 (Callable 04/01/2025) (b)	4,901,000	4,839,614
Louisiana Public Facilities Authority
5.50%, 05/15/2027 (Callable 05/15/2026)	2,015,000	2,070,913
5.00%, 10/01/2028 (f)	210,000	223,739
6.75%, 10/01/2053 (Callable 07/03/2028) (a)(b)(c)	1,000,000	1,064,231
Morehouse Parish Hospital Service District No 1, 4.00%, 10/01/2027	635,000	614,992
New Orleans Aviation Board, 5.00%, 10/01/2025	200,000	204,594
St Tammany Parish Wide School District No 12
5.00%, 03/01/2025	500,000	507,221
5.00%, 03/01/2026	415,000	429,017
5.00%, 03/01/2027	605,000	638,991
		23,562,239
Maine - 0.3%
Maine State Housing Authority
3.50%, 11/15/2045 (Callable 05/15/2025)	135,000	134,411
4.00%, 11/15/2045 (Callable 11/15/2025)	10,000	9,973
4.00%, 11/15/2046 (Callable 05/15/2026)	410,000	407,517
3.50%, 11/15/2047 (Callable 11/15/2026)	365,000	360,317
4.00%, 11/15/2049 (Callable 05/15/2028)	690,000	684,285
4.00%, 11/15/2050 (Callable 05/15/2029)	1,175,000	1,165,313
5.00%, 11/15/2052 (Callable 11/15/2031)	3,510,000	3,599,448
		6,361,264
Maryland - 3.0%
City of Baltimore MD
5.00%, 07/01/2024	30,000	30,086
5.00%, 10/15/2025	1,465,000	1,504,583
County of Baltimore MD, 5.00%, 03/01/2026	2,500,000	2,592,461
County of Frederick MD, 5.00%, 04/01/2027	1,145,000	1,217,045
County of Howard MD, 5.00%, 08/15/2026	1,305,000	1,367,140
County of Prince George's MD
5.00%, 07/15/2026	1,000,000	1,045,631
7.00%, 08/01/2048 (Callable 11/01/2026)	1,500,000	1,632,056
Howard County Housing Commission, 5.00%, 12/01/2027	525,000	555,780
Maryland Community Development Administration
3.25%, 08/01/2024	6,000,000	5,945,233
4.05%, 10/01/2024	2,000,000	1,993,219
4.60%, 12/01/2024	7,545,000	7,494,807
3.85%, 03/01/2025	4,000,000	3,963,838
5.00%, 09/01/2052 (Callable 03/01/2031)	2,755,000	2,827,747
Maryland Health & Higher Educational Facilities Authority
5.00%, 01/01/2026	495,000	502,167
5.00%, 01/01/2027	430,000	440,118
5.00%, 07/01/2027	1,650,000	1,697,808
5.00%, 07/01/2045 (Callable 01/01/2027) (a)	3,200,000	3,331,047
Maryland Stadium Authority Built to Learn Revenue, 5.00%, 06/01/2027	1,515,000	1,607,777
Montgomery County Housing Opportunities Commission, 4.00%, 07/01/2048 (Callable 07/01/2026)	215,000	213,319
State of Maryland, 5.00%, 03/15/2029 (Callable 03/15/2028)	3,350,000	3,643,255
		43,605,117
Massachusetts - 0.9%
Massachusetts Bay Transportation Authority Sales Tax Revenue, 0.00%, 07/01/2030 (Callable 07/01/2026) (d)	9,900,000	7,891,973
Massachusetts Development Finance Agency
5.00%, 07/01/2025	530,000	530,713
4.24% (SIFMA Municipal Swap Index + 0.60%), 07/01/2049 (Callable 04/01/2024) (b)	3,300,000	3,288,319
Massachusetts Educational Financing Authority, 5.00%, 01/01/2026 (Callable 01/01/2025) (c)	1,365,000	1,372,196
Massachusetts Housing Finance Agency
4.00%, 12/01/2044 (Callable 06/01/2025)	45,000	44,818
4.00%, 12/01/2048 (Callable 06/01/2027)	380,000	376,886
4.00%, 12/01/2048 (Callable 06/01/2027)	215,000	213,344
4.00%, 06/01/2049 (Callable 12/01/2028)	490,000	485,971
Massachusetts State College Building Authority, 0.00%, 05/01/2027 (d)	25,000	22,598
		14,226,818
Michigan - 2.3%
Bad Axe Public Schools, 4.00%, 05/01/2027 (Callable 05/01/2024)	630,000	630,028
City of Detroit MI
5.25%, 05/01/2025	1,410,000	1,426,310
5.25%, 05/01/2026	910,000	934,308
5.25%, 05/01/2027	290,000	301,364
Detroit Wayne County Stadium Authority, 5.00%, 10/01/2026 (Callable 05/02/2024)	65,000	65,026
Grand Valley State University, 5.00%, 12/01/2032 (Callable 06/01/2026)	1,000,000	1,021,131
Ingham County Brownfield Redevelopment Authority, 4.13%, 08/01/2024 (Callable 05/02/2024)	105,000	105,053
Michigan Finance Authority
5.00%, 09/01/2025	200,000	202,017
4.00%, 05/01/2026	60,000	60,747
5.00%, 09/01/2026	200,000	204,430
5.00%, 11/01/2026	930,000	934,319
5.00%, 09/01/2027	280,000	290,046
5.00%, 11/01/2027	975,000	985,232
5.00%, 04/01/2028 (Callable 10/01/2026)	1,000,000	1,037,927
4.50%, 10/01/2029 (Callable 10/01/2024)	3,000,000	3,006,203
5.00%, 07/01/2033 (Callable 07/01/2024)	2,000,000	2,003,645
5.00%, 11/15/2044 (Callable 05/16/2026) (a)	3,735,000	3,849,803
Michigan State Housing Development Authority
4.00%, 06/01/2046 (Callable 12/01/2024)	175,000	174,453
3.50%, 06/01/2047 (Callable 06/01/2026)	1,585,000	1,565,179
5.50%, 06/01/2053 (Callable 12/01/2031)	2,885,000	3,021,491
5.75%, 06/01/2054 (Callable 12/01/2032)	3,850,000	4,109,498
Michigan Strategic Fund, 0.88%, 04/01/2035 (a)(c)	1,050,000	943,731
Roseville Community Schools
5.00%, 05/01/2025	2,175,000	2,209,450
5.00%, 05/01/2026	2,700,000	2,793,190
5.00%, 05/01/2027	2,265,000	2,389,306
Southeastern Oakland County Resource Recovery Authority, 4.00%, 07/01/2024	580,000	578,870
Wayne County Airport Authority, 5.00%, 12/01/2025 (c)	500,000	508,830
		35,351,587
Minnesota - 2.1%
City of Burnsville MN, 2.10%, 12/20/2027 (Callable 12/20/2026)	1,040,000	957,070
City of Mounds View MN, 5.38%, 05/01/2027 (Callable 01/01/2025) (a)	2,080,000	2,074,977
City of Virginia MN, 5.00%, 12/15/2026 (Callable 06/15/2025)	7,500,000	7,557,256
Duluth Economic Development Authority, 5.00%, 06/15/2026	350,000	356,286
Eastern Carver County Schools Independent School District No 112, 2.50%, 02/01/2029	1,780,000	1,681,286
Golden Valley Housing & Redevelopment Authority, 4.00%, 02/01/2030 (Callable 05/02/2024)	1,070,000	1,069,959
Housing & Redevelopment Authority of The City of St Paul Minnesota
5.00%, 11/15/2025	465,000	471,246
5.00%, 12/01/2025	285,000	288,611
2.00%, 09/01/2026 (Callable 09/01/2024)	250,000	235,414
5.00%, 12/01/2027	1,065,000	1,089,961
Minnesota Higher Education Facilities Authority
4.00%, 12/01/2024	100,000	99,402
5.00%, 03/01/2027 (Callable 03/01/2026)	250,000	254,452
5.00%, 10/01/2053 (Callable 04/01/2029) (a)	1,000,000	1,075,395
Minnesota Housing Finance Agency
4.00%, 01/01/2038 (Callable 05/02/2024)	165,000	164,018
2.63%, 01/01/2040 (Callable 07/01/2029)	4,530,000	3,677,407
2.80%, 01/01/2044 (Callable 07/01/2029)	1,200,000	917,673
3.50%, 07/01/2046 (Callable 07/01/2025)	1,310,000	1,292,767
4.00%, 01/01/2047 (Callable 01/01/2026)	55,000	54,633
4.00%, 07/01/2047 (Callable 01/01/2027)	145,000	143,873
3.00%, 07/01/2052 (Callable 07/01/2031)	4,640,000	4,464,259
6.00%, 07/01/2053 (Callable 01/01/2033)	2,420,000	2,609,702
Northern Municipal Power Agency, 5.00%, 01/01/2027 (Callable 07/01/2024)	230,000	230,660
Zumbro Education District, 4.00%, 02/01/2025	330,000	329,241
		31,095,548
Mississippi - 0.1%
City of Florence MS
7.13%, 08/01/2028	240,000	272,275
7.13%, 08/01/2029	250,000	291,110
City of Louisville MS
5.63%, 09/01/2026	180,000	187,391
5.63%, 09/01/2027	190,000	201,328
City of Oxford MS, 3.00%, 09/01/2024	90,000	88,941
City of Ridgeland MS, 3.00%, 10/01/2024	1,505,000	1,494,764
Mississippi Development Bank
5.00%, 10/01/2024 (b)	600,000	600,297
5.00%, 11/01/2024	720,000	716,896
5.00%, 11/01/2025	240,000	245,327
5.00%, 09/01/2027	485,000	498,960
5.00%, 09/01/2028	575,000	596,509
5.00%, 11/01/2029 (Callable 11/01/2027)	300,000	297,691
Mississippi Home Corp.
4.00%, 12/01/2048 (Callable 06/01/2028)	245,000	242,954
3.50%, 12/01/2049 (Callable 12/01/2028)	545,000	535,092
		6,269,535
Missouri - 1.5%
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)	6,400,000	6,398,128
Hanley Road Corridor Transportation Development District, 2.00%, 10/01/2039 (Callable 10/01/2029)	595,000	595,000
Health & Educational Facilities Authority of the State of Missouri
5.00%, 09/01/2024	295,000	294,991
4.00%, 08/01/2025	150,000	147,179
5.00%, 08/01/2025 (Callable 08/01/2024)	350,000	348,509
5.00%, 09/01/2026	620,000	624,788
5.00%, 02/01/2029 (Callable 05/02/2024)	4,775,000	4,777,336
5.00%, 02/01/2029 (Callable 02/01/2026)	1,195,000	1,210,976
Missouri Housing Development Commission
3.40%, 11/01/2030 (Callable 11/01/2024)	35,000	34,529
4.75%, 11/01/2052 (Callable 05/01/2032)	3,920,000	3,988,792
Missouri Joint Municipal Electric Utility Commission, 5.00%, 12/01/2027 (Callable 06/01/2025)	2,125,000	2,153,545
Missouri Southern State University
5.00%, 10/01/2026	105,000	108,861
5.00%, 10/01/2027	100,000	105,514
Northwest Missouri State University, 5.00%, 06/01/2026	500,000	513,547
St Louis Land Clearance for Redevelopment Authority, 4.25%, 06/01/2026	2,655,000	2,646,003
		23,947,698
Montana - 1.4%
City of Forsyth MT
3.88%, 07/01/2028 (Callable 04/02/2028)	2,455,000	2,488,774
3.90%, 03/01/2031 (Callable 05/02/2024) (a)	11,000,000	10,665,574
Montana Board of Housing
3.50%, 08/01/2025 (Callable 08/01/2024) (a)	4,000,000	3,985,320
4.00%, 12/01/2043 (Callable 12/01/2027)	450,000	446,409
4.00%, 06/01/2049 (Callable 12/01/2027)	460,000	456,371
6.00%, 06/01/2053 (Callable 06/01/2032)	1,990,000	2,116,243
Montana Facility Finance Authority
4.00%, 07/01/2025	155,000	154,001
5.00%, 07/01/2025	110,000	112,115
4.00%, 07/01/2026	330,000	327,412
		20,752,219
Nebraska - 0.4%
Douglas County Hospital Authority No 2, 5.00%, 05/15/2030 (Callable 05/15/2024)	1,500,000	1,501,317
Nebraska Investment Finance Authority, 3.00%, 03/01/2052 (Callable 03/01/2031)	4,310,000	4,133,921
		5,635,238
Nevada - 0.6%
City of Reno NV, 5.00%, 06/01/2031 (Callable 05/02/2024)	2,590,000	2,589,972
County of Clark NV, 5.00%, 12/01/2026	1,450,000	1,527,118
County of Clark NV Passenger Facility Charge Revenue, 5.00%, 07/01/2025	490,000	500,387
Las Vegas Redevelopment Agency
5.00%, 06/15/2026	1,000,000	1,020,709
3.00%, 06/15/2032 (Callable 06/15/2026)	790,000	729,962
Nevada Housing Division
4.00%, 10/01/2049 (Callable 10/01/2028)	840,000	833,074
3.00%, 04/01/2051 (Callable 10/01/2030)	1,330,000	1,285,757
		8,486,979
New Hampshire - 0.1%
Hollis School District, 2.77%, 06/28/2027 (Callable 04/22/2024) (b)	1,212,469	1,164,665
New Hampshire Business Finance Authority, 4.00%, 01/01/2028 (Callable 01/01/2026)	575,000	561,670
		1,726,335
New Jersey - 2.5%
Atlantic City Board of Education, 3.40%, 08/15/2024 (b)	793,000	788,633
Borough of Berlin NJ
2.00%, 03/15/2026	550,000	531,430
2.00%, 03/15/2027	770,000	731,328
New Jersey Economic Development Authority
5.25%, 07/01/2025	6,250,000	6,339,324
4.89% (SIFMA Municipal Swap Index + 1.25%), 09/01/2025 (Callable 03/01/2025)	20,000	20,030
3.13%, 07/01/2029 (Callable 07/01/2027)	935,000	894,179
New Jersey Housing & Mortgage Finance Agency
5.00%, 05/01/2025 (c)	2,190,000	2,202,930
5.00%, 11/01/2025 (c)	1,615,000	1,629,045
3.60%, 05/01/2026	3,045,000	3,034,717
4.50%, 10/01/2048 (Callable 10/01/2027)	420,000	420,806
4.75%, 10/01/2050 (Callable 04/01/2028)	930,000	935,693
5.00%, 10/01/2053 (Callable 04/01/2031)	3,320,000	3,411,502
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026 (d)	210,000	192,213
0.00%, 12/15/2027 (d)	2,245,000	2,002,411
0.00%, 12/15/2027 (d)	165,000	146,368
0.00%, 12/15/2028 (d)	4,850,000	4,202,217
0.00%, 12/15/2029 (d)	3,210,000	2,700,884
New Jersey Turnpike Authority, 5.00%, 01/01/2029 (i)	4,000,000	4,327,676
Newark Housing Authority, 5.00%, 12/01/2028 (Callable 12/01/2026)	1,500,000	1,574,543
River Dell Regional School District, 1.00%, 09/01/2028	735,000	654,450
Salem County Improvement Authority, 4.00%, 08/15/2026	475,000	476,642
Township of Mahwah NJ, 1.00%, 01/15/2026	1,320,000	1,262,482
		38,479,503
New Mexico - 0.3%
Los Lunas School District No 1, 2.00%, 07/15/2024 (Callable 05/02/2024)	800,000	793,163
New Mexico Mortgage Finance Authority
5.00%, 02/01/2042 (Callable 04/01/2025) (a)	1,073,000	1,083,815
3.50%, 03/01/2045 (Callable 03/01/2026)	40,000	39,391
3.75%, 03/01/2048 (Callable 03/01/2027)	260,000	257,078
4.25%, 07/01/2049 (Callable 01/01/2028)	220,000	219,256
4.25%, 01/01/2050 (Callable 07/01/2028)	1,575,000	1,569,212
Roswell Independent School District, 3.00%, 08/01/2024	545,000	542,541
		4,504,456
New York - 6.1%
Albany Capital Resource Corp., 5.00%, 05/01/2027 (Callable 05/01/2026)	1,000,000	1,021,810
Albany County Capital Resource Corp., 2.60%, 07/01/2025	430,000	426,200
Amherst Industrial Development Agency, 3.90%, 04/01/2026 (Callable 04/01/2025) (a)	8,250,000	8,237,829
BluePath TE Trust, 2.75%, 09/01/2026 (Callable 05/02/2024) (b)	1,564,731	1,521,714
City of Amsterdam NY, 5.00%, 06/20/2024	1,597,914	1,597,913
City of New York NY, 5.00%, 06/01/2044 (Callable 06/01/2025) (a)	4,000,000	4,056,927
City of Poughkeepsie NY
4.00%, 04/15/2024	280,000	279,862
4.00%, 04/15/2026	450,000	445,258
Genesee Valley Central School District
5.00%, 06/15/2027	1,390,000	1,479,839
5.00%, 06/15/2028	1,460,000	1,588,806
Hempstead Town Local Development Corp., 5.00%, 07/01/2025 (Callable 05/02/2024)	815,000	815,910
Huntington Local Development Corp., 4.00%, 07/01/2027	3,910,000	3,788,205
Monroe County Industrial Development Corp., 5.00%, 07/01/2028 (Callable 07/01/2027) (a)	3,905,000	4,006,184
New York City Housing Development Corp.
2.95%, 11/01/2045 (Callable 05/01/2025) (a)	725,000	709,430
3.00%, 02/15/2048 (Callable 05/15/2024)	8,150,000	8,123,807
3.50%, 02/15/2048 (Callable 05/15/2024)	5,100,000	5,080,212
0.70%, 11/01/2060 (Callable 04/22/2024) (a)	2,590,000	2,472,872
0.60%, 05/01/2061 (Callable 04/22/2024) (a)	1,910,000	1,814,164
3.40%, 11/01/2062 (Callable 05/01/2025) (a)	4,000,000	3,956,385
New York State Housing Finance Agency
0.70%, 11/01/2024 (Callable 04/22/2024)	2,500,000	2,426,680
1.60%, 11/01/2024 (Callable 04/22/2024)	3,955,000	3,895,135
0.75%, 05/01/2025 (Callable 04/22/2024)	4,300,000	4,131,331
0.75%, 11/01/2025 (Callable 04/22/2024)	5,950,000	5,593,077
1.65%, 05/15/2039	3,395,883	2,488,187
0.65%, 11/01/2056 (Callable 04/22/2024) (a)	4,300,000	4,036,920
4.50%, 11/01/2062 (Callable 11/01/2025) (a)	1,000,000	1,014,096
Oneida County Local Development Corp., 5.00%, 12/01/2029 (Callable 05/02/2024)	715,000	715,448
State of New York Mortgage Agency Homeowner Mortgage Revenue, 4.00%, 10/01/2046 (Callable 04/01/2025)	85,000	84,584
Westchester County Local Development Corp.
2.88%, 07/01/2026 (b)	1,000,000	1,000,000
3.20%, 07/01/2028 (b)	5,855,000	5,754,043
		82,562,828
North Carolina - 2.9%
City of Raleigh NC Combined Enterprise System Revenue, 5.00%, 09/01/2027	775,000	830,727
County of Forsyth NC, 5.00%, 06/01/2027	4,915,000	5,245,129
County of Wake NC, 5.00%, 11/01/2027	1,140,000	1,228,201
Fayetteville State University, 5.00%, 04/01/2030	265,000	289,601
Inlivian
4.00%, 04/01/2025 (Callable 04/01/2024) (a)	8,332,000	8,332,000
5.00%, 06/01/2043 (Callable 12/01/2025) (a)	5,348,000	5,435,116
North Carolina Housing Finance Agency
4.00%, 07/01/2048 (Callable 07/01/2027)	160,000	158,528
4.00%, 07/01/2050 (Callable 07/01/2029)	2,165,000	2,147,359
6.00%, 07/01/2053 (Callable 07/01/2031)	4,120,000	4,382,956
6.25%, 01/01/2055 (Callable 07/01/2032)	2,500,000	2,728,328
North Carolina Medical Care Commission, 4.00%, 10/01/2027	1,020,000	1,028,284
Raleigh Housing Authority
5.00%, 10/01/2026 (a)	4,000,000	4,037,100
5.00%, 12/01/2026 (a)	4,000,000	4,053,234
		39,896,563
North Dakota - 2.0%
Cass County Joint Water Resource District
0.48%, 05/01/2024 (Callable 02/02/2024)	2,500,000	2,493,059
3.45%, 04/01/2027 (Callable 01/01/2026)	6,000,000	5,998,717
City of Horace ND
4.00%, 01/01/2025 (Callable 04/22/2024)	2,000,000	1,995,577
3.00%, 05/01/2025	250,000	243,629
3.00%, 05/01/2025	205,000	199,463
5.13%, 07/01/2025 (Callable 07/01/2024)	1,000,000	1,002,583
3.00%, 05/01/2026	345,000	331,233
3.00%, 05/01/2026	100,000	95,730
3.00%, 05/01/2027 (Callable 05/01/2026)	265,000	250,828
3.00%, 05/01/2028 (Callable 05/01/2027)	305,000	283,693
5.00%, 05/01/2031	3,465,000	3,622,001
City of Mayville ND, 3.75%, 08/01/2025 (Callable 05/02/2024)	4,000,000	3,893,880
North Dakota Housing Finance Agency
4.00%, 07/01/2048 (Callable 01/01/2027)	240,000	238,072
4.00%, 01/01/2051 (Callable 07/01/2029)	1,605,000	1,591,983
3.00%, 07/01/2052 (Callable 01/01/2031)	2,670,000	2,563,707
Williston Parks & Recreation District
4.50%, 03/01/2025 (Callable 04/17/2024)	300,000	296,680
4.63%, 03/01/2026 (Callable 04/17/2024)	2,620,000	2,564,659
Williston Public School District No 1/ND, 3.00%, 08/01/2026 (Callable 08/01/2024)	1,015,000	999,658
		28,665,152
Ohio - 4.6%
Akron Bath Copley Joint Township Hospital District
5.00%, 11/15/2025	150,000	152,509
5.00%, 11/15/2028	1,240,000	1,304,683
City of Huron OH, 3.13%, 12/01/2024	115,000	113,675
City of Kirtland OH, 4.25%, 04/18/2024	1,002,000	1,001,952
City of Lorain OH
3.00%, 12/01/2024	130,000	129,104
3.00%, 12/01/2025	135,000	133,646
3.00%, 12/01/2026	135,000	133,208
City of Middleburg Heights OH, 5.00%, 08/01/2026	270,000	277,926
City of Waterville OH, 1.00%, 12/01/2026	1,255,000	1,180,144
Cleveland-Cuyahoga County Port Authority, 5.00%, 08/01/2026 (Callable 08/01/2024)	550,000	551,875
Columbus-Franklin County Finance Authority, 4.00%, 05/15/2035 (Callable 11/15/2032)	1,625,000	1,619,197
County of Allen OH Hospital Facilities Revenue, 5.00%, 10/01/2049 (Callable 02/03/2027) (a)	850,000	891,982
County of Montgomery OH
5.00%, 11/15/2025	2,500,000	2,533,578
5.00%, 11/15/2027	2,015,000	2,093,746
County of Van Wert OH, 6.13%, 12/01/2049 (Callable 12/01/2029)	12,226,000	13,922,744
Cuyahoga Metropolitan Housing Authority, 4.75%, 12/01/2027 (a)	2,550,000	2,571,347
Northeast Ohio Medical University, 5.00%, 12/01/2025	125,000	126,704
Northwest Local School District/Stark Summit & Wayne Counties, 0.00%, 12/01/2026 (d)	440,000	401,058
Ohio Air Quality Development Authority, 4.00%, 09/01/2030 (a)	6,570,000	6,605,265
Ohio Higher Educational Facility Commission
5.00%, 05/01/2024	705,000	705,403
5.00%, 05/01/2024	415,000	415,237
5.00%, 03/01/2025	550,000	549,740
5.00%, 05/01/2025	595,000	602,465
5.00%, 05/01/2025	455,000	460,709
5.00%, 05/01/2026 (Callable 05/01/2025)	750,000	761,871
5.00%, 12/01/2027	715,000	721,285
Ohio Housing Finance Agency
3.35%, 07/01/2025 (a)	2,500,000	2,486,978
4.00%, 11/01/2025 (a)	7,000,000	6,971,799
6.00%, 02/01/2026 (Callable 02/01/2025) (b)	1,500,000	1,510,231
5.00%, 08/01/2026 (a)	175,000	176,837
5.00%, 12/01/2026 (a)	1,000,000	1,014,917
4.00%, 03/01/2047 (Callable 09/01/2025)	35,000	34,722
4.50%, 03/01/2050 (Callable 09/01/2028)	1,655,000	1,658,321
3.75%, 09/01/2050 (Callable 03/01/2029)	1,995,000	1,967,297
Port of Greater Cincinnati Development Authority
5.00%, 05/01/2025 (Callable 05/02/2024) (b)	8,040,000	7,994,624
5.00%, 04/01/2027	250,000	260,823
4.00%, 11/15/2028	770,000	782,156
State of Ohio, 5.00%, 05/01/2034 (Callable 05/01/2025)	575,000	584,347
Toledo-Lucas County Port Authority, 2.00%, 11/15/2031	905,000	812,848
University of Akron/The, 5.00%, 01/01/2034 (Callable 07/01/2026)	2,195,000	2,242,635
Village of Bluffton OH, 5.00%, 12/01/2025	1,500,000	1,522,618
		69,982,206
Oklahoma - 1.8%
Catoosa Industrial Authority, 4.00%, 10/01/2028 (Callable 10/01/2026)	20,000	20,000
Garfield County Educational Facilities Authority, 5.00%, 09/01/2027 (Callable 09/01/2026)	3,780,000	3,905,699
Grady County School Finance Authority
5.00%, 12/01/2024	565,000	567,832
5.00%, 12/01/2026	1,015,000	1,047,633
Muskogee Industrial Trust, 5.00%, 09/01/2026	1,775,000	1,823,783
Oklahoma County Finance Authority, 5.00%, 09/01/2024	350,000	351,392
Oklahoma County Independent School District No 52 Midwest City-Del City
4.00%, 07/01/2027	4,140,000	4,263,549
4.00%, 07/01/2028	3,990,000	4,157,908
Oklahoma Development Finance Authority, 5.00%, 08/01/2024	585,000	584,326
Oklahoma Housing Finance Agency
4.00%, 06/01/2028 (Callable 06/01/2025) (a)	1,250,000	1,248,255
5.00%, 03/01/2052 (Callable 03/01/2031)	1,785,000	1,831,267
6.00%, 03/01/2054 (Callable 09/01/2032)	2,615,000	2,873,774
6.50%, 09/01/2054 (Callable 09/01/2032)	1,630,000	1,839,833
Purcell Public Works Authority, 5.00%, 03/01/2027	880,000	922,413
Sallisaw Municipal Authority
4.00%, 06/01/2024	655,000	653,430
4.00%, 06/01/2025	680,000	673,495
4.00%, 06/01/2026	710,000	701,857
4.00%, 06/01/2028 (Callable 06/01/2026)	765,000	759,623
Tulsa County Independent School District No 9 Union, 0.05%, 04/01/2026 (i)	2,250,000	2,093,702
		30,319,771
Oregon - 0.4%
County of Yamhill OR, 4.00%, 10/01/2024	425,000	422,942
Oregon State Business Development Commission, 3.80%, 12/01/2040 (Callable 02/01/2028) (a)	2,605,000	2,637,576
State of Oregon
5.00%, 08/01/2026	1,750,000	1,830,078
4.00%, 12/01/2048 (Callable 12/01/2026)	320,000	317,582
State of Oregon Housing & Community Services Department
3.88%, 01/01/2033 (Callable 07/01/2024)	235,000	235,026
3.50%, 07/01/2036 (Callable 01/01/2025)	20,000	19,865
4.50%, 01/01/2049 (Callable 07/01/2027)	570,000	569,008
4.50%, 07/01/2049 (Callable 07/01/2027)	180,000	179,753
Yamhill County Hospital Authority
2.13%, 11/15/2027 (Callable 04/22/2024)	7,000	6,770
2.50%, 11/15/2028 (Callable 04/22/2024)	2,550,000	2,315,435
		8,534,035
Pennsylvania - 2.7%
Bucks County Industrial Development Authority, 5.00%, 07/01/2025	350,000	345,913
Caernarvon Township Authority/The
4.00%, 09/01/2027 (Callable 09/01/2024)	130,000	129,108
4.00%, 09/01/2028 (Callable 09/01/2024)	165,000	163,975
4.00%, 09/01/2029 (Callable 09/01/2024)	170,000	169,497
4.00%, 09/01/2030 (Callable 09/01/2024)	175,000	174,980
Chester County Industrial Development Authority, 5.00%, 03/01/2027 (Callable 09/01/2026)	1,000,000	1,016,265
City of Bradford PA, 2.50%, 11/01/2025	395,000	383,811
City of Erie Higher Education Building Authority
5.00%, 05/01/2025	160,000	160,125
5.00%, 05/01/2027	225,000	228,085
City of Scranton PA
5.00%, 09/01/2025 (b)	405,000	405,503
5.00%, 09/01/2026 (b)	420,000	423,053
5.00%, 09/01/2027 (b)	440,000	446,637
City of York PA, 5.00%, 11/15/2025	1,505,000	1,511,858
County of Allegheny PA, 4.28% (SOFR + 0.55%), 11/01/2026 (Callable 05/02/2024)	1,520,000	1,508,601
County of Lackawanna PA, 4.00%, 09/01/2026	1,445,000	1,466,816
Cumberland County Municipal Authority
5.00%, 01/01/2029 (Callable 01/01/2025)	490,000	492,858
5.00%, 01/01/2029 (Callable 01/01/2025)	190,000	191,756
Delaware Valley Regional Finance Authority, 4.53% (1 mo. LIBOR US + 0.88%), 09/01/2048 (Callable 09/01/2024) (e)	2,000,000	1,999,726
East Hempfield Township Industrial Development Authority, 5.00%, 07/01/2029 (Callable 07/01/2024)	1,730,000	1,733,462
Health Care Facilities Authority of Sayre, 4.53% (3 mo. LIBOR US + 0.78%), 12/01/2024 (Callable 05/02/2024) (e)	65,000	65,001
Indiana County Municipal Services Authority
5.00%, 10/01/2027	310,000	322,724
5.00%, 10/01/2028	325,000	342,519
Latrobe Industrial Development Authority
5.00%, 03/01/2027	395,000	399,548
5.00%, 03/01/2028	215,000	218,754
5.00%, 03/01/2029	150,000	153,431
5.00%, 03/01/2030	125,000	128,228
Lycoming County Authority, 4.00%, 11/01/2043 (a)	1,260,000	1,259,090
Montgomery County Industrial Development Authority/PA
4.00%, 12/01/2024	200,000	199,295
4.00%, 12/01/2025	390,000	388,120
4.10%, 04/01/2053 (a)	6,650,000	6,822,832
North Penn Water Authority, 4.20% (SIFMA Municipal Swap Index + 0.56%), 11/01/2024 (Callable 04/22/2024)	845,000	845,013
Northampton County General Purpose Authority, 4.85% (1 mo. Term SOFR + 1.04%), 08/15/2048 (Callable 04/09/2024)	75,000	75,001
Northeastern Pennsylvania Hospital and Education Authority, 5.00%, 03/01/2027 (Callable 03/01/2026)	635,000	636,097
Pennsylvania Economic Development Financing Authority
5.00%, 12/31/2029 (c)	3,000,000	3,254,860
5.00%, 06/30/2030 (c)	1,500,000	1,637,053
Pennsylvania Economic Development Financing Authority Parking System Revenue
5.00%, 01/01/2025	2,000,000	2,012,743
5.00%, 01/01/2025	485,000	488,090
5.00%, 01/01/2026	1,250,000	1,275,292
Pennsylvania Higher Educational Facilities Authority, 5.00%, 05/01/2025	575,000	582,093
Pennsylvania Housing Finance Agency
4.00%, 10/01/2046 (Callable 04/01/2026)	565,000	561,412
4.00%, 10/01/2049 (Callable 10/01/2028)	2,980,000	2,960,552
4.25%, 10/01/2052 (Callable 04/01/2032)	1,090,000	1,089,768
6.25%, 10/01/2053 (Callable 04/01/2033)	4,000,000	4,374,544
Pennsylvania Turnpike Commission, 5.00%, 12/01/2028 (f)	450,000	473,879
Reading School District, 0.00%, 01/15/2026 (d)	670,000	622,405
Sayre Area School District, 3.00%, 05/15/2024	25,000	24,947
School District of Philadelphia/The, 5.00%, 09/01/2026	1,000,000	1,037,862
Scranton-Lackawanna Health and Welfare Authority, 5.00%, 11/01/2025	40,000	40,795
State Public School Building Authority, 0.00%, 05/15/2028 (d)	2,075,000	1,779,966
Township of North Fayette PA, 4.00%, 04/15/2025 (Callable 05/02/2024)	210,000	210,031
Westmoreland County Industrial Development Authority/PA
4.00%, 07/01/2024	450,000	448,700
4.00%, 07/01/2025	550,000	545,765
4.00%, 07/01/2026	725,000	722,841
5.00%, 07/01/2029	1,555,000	1,621,713
Wilkes-Barre Finance Authority, 5.00%, 11/01/2024	40,000	40,213
		50,613,206
Puerto Rico - 0.0%(g)
Puerto Rico Public Finance Corp.
5.13%, 06/01/2024	245,000	245,445
6.00%, 08/01/2026	545,000	578,829
		824,274
Rhode Island - 0.6%
Providence Public Building Authority
5.00%, 09/15/2026	3,230,000	3,334,550
5.00%, 09/15/2028	2,425,000	2,589,046
Rhode Island Housing & Mortgage Finance Corp., 3.75%, 10/01/2049 (Callable 04/01/2029)	1,185,000	1,169,276
Tobacco Settlement Financing Corp./RI, 5.00%, 06/01/2027 (Callable 06/01/2025)	1,075,000	1,092,691
		8,185,563
South Carolina - 2.3%
City of Myrtle Beach SC, 5.00%, 10/01/2027 (Callable 10/01/2026)	1,000,000	1,040,015
Greenville Housing Authority/SC, 5.00%, 07/01/2027 (Callable 07/01/2026) (a)	832,000	851,141
Greenwood Fifty Schools Facilities, Inc., 5.00%, 12/01/2027 (Callable 06/01/2026)	1,125,000	1,167,750
South Carolina Jobs-Economic Development Authority
5.25%, 11/15/2028 (Callable 05/15/2025)	2,150,000	2,164,030
5.75%, 11/15/2029 (Callable 05/15/2025)	1,700,000	1,679,847
4.32%, 05/01/2048 (Callable 04/01/2024) (a)	9,000,000	9,000,000
South Carolina State Housing Finance & Development Authority
4.00%, 07/01/2036 (Callable 07/01/2025)	50,000	49,607
4.00%, 07/01/2047 (Callable 01/01/2027)	210,000	208,452
4.50%, 07/01/2048 (Callable 07/01/2027)	205,000	204,868
4.00%, 01/01/2050 (Callable 07/01/2028)	1,410,000	1,397,641
4.00%, 07/01/2050 (Callable 07/01/2029)	1,335,000	1,322,980
3.00%, 01/01/2052 (Callable 07/01/2030)	8,605,000	8,304,791
Spartanburg County School District No 5/SC, 5.00%, 03/01/2027	2,750,000	2,913,191
Spartanburg Housing Authority, 2.00%, 03/01/2026 (Callable 03/01/2025) (a)	2,671,000	2,611,157
		32,915,470
South Dakota - 0.5%
City of Rapid City SD Airport Revenue, 5.00%, 12/01/2025	310,000	313,330
South Dakota Health & Educational Facilities Authority
3.00%, 09/01/2025	100,000	98,280
3.00%, 09/01/2027	105,000	101,460
3.00%, 09/01/2028	200,000	191,314
South Dakota Housing Development Authority
3.00%, 11/01/2051 (Callable 05/01/2030)	1,340,000	1,297,203
5.00%, 05/01/2053 (Callable 11/01/2031)	2,885,000	2,955,875
6.25%, 05/01/2055 (Callable 05/01/2032)	2,500,000	2,731,413
		7,688,875
Tennessee - 2.1%
City of Jackson TN
5.00%, 04/01/2024	335,000	335,000
5.00%, 04/01/2024	10,000	10,000
5.00%, 04/01/2026 (Callable 04/01/2025)	1,065,000	1,073,700
5.00%, 04/01/2027 (Callable 04/01/2025)	645,000	651,576
5.00%, 04/01/2027 (Callable 04/01/2025)	20,000	20,234
City of Manchester TN, 2.00%, 08/01/2028	1,535,000	1,440,161
City of Memphis TN Electric System Revenue, 5.00%, 12/01/2029 (Callable 12/01/2026)	2,165,000	2,271,917
City of Memphis TN Gas Revenue, 5.00%, 12/01/2029 (Callable 12/01/2026)	2,185,000	2,292,905
City of Morristown TN, 2.00%, 03/01/2029	1,635,000	1,528,283
City of Sevierville TN, 5.00%, 06/01/2027	2,845,000	3,026,313
Cleveland Housing Authority, 4.00%, 08/01/2026 (a)(b)	2,880,000	2,873,593
Johnson City Health & Educational Facilities Board, 5.00%, 07/01/2025	1,125,000	1,138,105
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
4.00%, 10/01/2028	125,000	122,889
3.85%, 02/01/2048 (a)	2,250,000	2,250,015
Tennergy Corp./TN
5.25%, 12/01/2026	700,000	713,504
5.50%, 12/01/2027	770,000	798,872
5.50%, 12/01/2028	1,000,000	1,046,865
5.50%, 12/01/2029	2,230,000	2,365,933
5.50%, 10/01/2053 (Callable 09/01/2030) (a)	2,500,000	2,671,519
Tennessee Energy Acquisition Corp., 5.63%, 09/01/2026	2,005,000	2,029,960
Tennessee Housing Development Agency
3.85%, 07/01/2032 (Callable 01/01/2025)	685,000	685,731
4.00%, 07/01/2039 (Callable 04/22/2024)	85,000	84,765
4.00%, 01/01/2043 (Callable 07/01/2027)	330,000	327,275
3.75%, 01/01/2050 (Callable 01/01/2029)	1,555,000	1,531,287
3.00%, 01/01/2051 (Callable 01/01/2030)	730,000	706,701
5.00%, 01/01/2053 (Callable 07/01/2031)	1,705,000	1,756,914
6.25%, 01/01/2054 (Callable 07/01/2032)	2,000,000	2,181,141
		35,935,158
Texas - 12.4%
Abilene Convention Center Hotel Development Corp., 3.75%, 10/01/2031 (b)	1,120,000	1,027,098
Alief Independent School District, 5.00%, 02/15/2027	1,035,000	1,093,832
Arlington Higher Education Finance Corp.
5.00%, 08/15/2024	535,000	536,996
5.00%, 08/15/2026	450,000	467,653
5.00%, 08/15/2027	500,000	528,806
4.00%, 08/15/2028	370,000	379,111
4.88%, 06/15/2056 (Callable 06/15/2025) (a)(b)	1,750,000	1,765,220
Arlington Housing Finance Corp.
4.50%, 04/01/2041 (Callable 04/01/2026) (a)	4,000,000	4,061,268
3.50%, 11/01/2043 (Callable 05/01/2025) (a)	6,500,000	6,477,606
Austin-Bergstrom Landhost Enterprises, Inc., 5.00%, 10/01/2024	1,595,000	1,597,184
Bexar County Housing Finance Corp., 4.05%, 03/01/2028 (Callable 09/01/2025) (a)	4,000,000	4,012,285
Brazoria County Municipal Utility District No 17, 4.00%, 09/01/2024 (Callable 05/02/2024)	175,000	175,003
Central Texas Turnpike System
0.00%, 08/15/2026 (d)	9,060,000	8,344,093
5.00%, 08/15/2027 (Callable 08/15/2024)	545,000	547,028
Chisum Independent School District
5.00%, 08/15/2026	620,000	646,194
5.00%, 08/15/2027	325,000	345,864
Cimarron Municipal Utility District, 4.00%, 03/01/2025	70,000	70,230
City of Dallas Housing Finance Corp.
5.00%, 07/01/2042 (Callable 01/01/2027) (a)	2,000,000	2,066,319
3.50%, 02/01/2044 (Callable 06/01/2025) (a)	1,900,000	1,873,008
City of Dallas TX Hotel Occupancy Tax Revenue, 4.00%, 08/15/2030 (Callable 08/15/2026)	1,000,000	1,006,974
City of Hearne TX, 3.00%, 08/01/2024	240,000	238,667
City of Houston TX, 5.50%, 12/01/2024	325,000	328,960
City of Houston TX Hotel Occupancy Tax & Special Revenue, 5.00%, 09/01/2029 (Callable 09/01/2024)	1,500,000	1,505,728
City of Pearland TX, 5.00%, 03/01/2030 (Callable 03/01/2026)	810,000	832,191
City of Temple TX, 5.00%, 08/01/2028	360,000	387,182
Clifton Higher Education Finance Corp., 5.00%, 08/15/2026	1,010,000	1,030,178
Collin County Municipal Utility District No 2, 7.00%, 09/01/2029	2,435,000	2,690,471
Collin County Water Control & Improvement District No 3, 2.00%, 09/15/2024	350,000	344,827
Colony Municipal Utility District No 1A
7.00%, 08/15/2027	280,000	307,864
7.00%, 08/15/2028	295,000	333,062
Comal County Water Control & Improvement District No 6
4.00%, 03/01/2025	510,000	509,734
4.00%, 03/01/2026	535,000	543,114
4.00%, 03/01/2027	555,000	566,906
4.00%, 03/01/2028	580,000	596,558
Cool Water Municipal Utility District, 7.00%, 08/15/2029	1,325,000	1,480,579
Cotulla Independent School District, 5.00%, 02/15/2028	1,250,000	1,348,141
County of McLennan TX, 5.00%, 06/01/2025	240,000	242,555
County of Wise TX, 5.00%, 08/15/2026	850,000	876,175
Cypress-Fairbanks Independent School District
5.00%, 02/15/2027	2,740,000	2,897,298
5.00%, 02/15/2028	1,025,000	1,111,348
Dallas Convention Center Hotel Development Corp., 0.00%, 01/01/2025 (d)	4,650,000	4,496,387
Dallas County Utility & Reclamation District, 5.00%, 02/15/2026	290,000	297,710
Decatur Hospital Authority, 5.75%, 09/01/2029	1,000,000	1,071,211
Denton Independent School District
2.00%, 08/01/2044 (a)	1,450,000	1,441,561
2.00%, 08/01/2044 (a)	1,045,000	1,038,000
2.00%, 08/01/2044 (a)	190,000	188,801
Duncanville Independent School District/TX, 5.00%, 02/15/2027 (Callable 02/15/2025)	220,000	223,182
Eanes Independent School District, 5.00%, 08/01/2028	1,060,000	1,151,677
Fort Bend County Municipal Utility District No 132, 6.75%, 09/01/2029	985,000	1,072,846
Fort Bend County Municipal Utility District No 139, 4.00%, 09/01/2024	200,000	200,057
Fort Bend County Municipal Utility District No 215, 6.50%, 09/01/2030	2,020,000	2,270,133
Fort Bend County Municipal Utility District No 58, 3.50%, 04/01/2024	125,000	125,000
Frisco Independent School District, 0.00%, 08/15/2029 (d)	100,000	84,489
Galena Park Independent School District, 0.00%, 08/15/2026 (d)	1,000,000	925,283
Goliad Independent School District, 5.00%, 02/15/2026	1,005,000	1,038,909
Harris County Health Facilities Development Corp.
5.75%, 07/01/2027	3,720,000	3,848,094
5.75%, 07/01/2027	865,000	897,168
Harris County Municipal Utility District No 120, 3.25%, 08/01/2025 (Callable 05/02/2024)	350,000	347,487
Harris County Municipal Utility District No 63, 3.00%, 09/01/2025 (Callable 09/01/2024)	100,000	98,705
Housing Options, Inc./TX, 3.90%, 02/01/2026 (Callable 02/01/2025) (a)	8,035,000	8,002,557
Houston Independent School District, 3.50%, 06/01/2039 (a)	4,885,000	4,854,602
Katy Development Authority
3.00%, 06/01/2028 (Callable 06/01/2027)	375,000	357,163
3.00%, 06/01/2029 (Callable 06/01/2027)	450,000	425,155
Kendall County Water Control & Improvement District No 2A, 7.00%, 09/01/2030	1,335,000	1,499,275
Klein Independent School District, 5.00%, 08/01/2028	750,000	818,060
Lake Dallas Independent School District, 0.00%, 08/15/2026 (d)	1,000,000	923,775
Lakes Fresh Water Supply District of Denton County
6.00%, 09/01/2026	505,000	537,262
6.50%, 09/01/2026	300,000	322,622
6.00%, 09/01/2027	645,000	704,760
6.50%, 09/01/2027	300,000	332,617
Leander Independent School District
5.00%, 08/15/2026	1,150,000	1,202,070
0.00%, 08/15/2036 (Callable 08/15/2024) (d)	35,000	19,659
0.00%, 08/15/2040 (Callable 08/15/2024) (d)	175,000	79,968
0.00%, 08/15/2041 (Callable 08/15/2024) (d)	435,000	175,032
0.00%, 08/15/2042 (Callable 08/15/2024) (d)	700,000	289,563
Llano Independent School District, 5.00%, 02/15/2027	1,400,000	1,477,601
Love Field Airport Modernization Corp., 5.00%, 11/01/2034 (Callable 11/01/2025) (c)	3,775,000	3,836,368
Lower Colorado River Authority, 4.75%, 01/01/2028	90,000	92,711
Manor Independent School District
5.00%, 08/01/2026	100,000	104,369
5.00%, 08/01/2027	1,015,000	1,082,933
Meyer Ranch Municipal Utility District, 6.75%, 08/15/2028	1,080,000	1,171,952
Midland Independent School District, 5.00%, 02/15/2028	2,000,000	2,162,141
Montgomery County Municipal Utility District No 105, 2.00%, 09/01/2027 (Callable 09/01/2025)	435,000	400,550
Montgomery County Municipal Utility District No 112, 3.00%, 10/01/2024	215,000	213,653
Montgomery County Municipal Utility District No 186, 7.00%, 12/01/2029	1,120,000	1,243,755
New Hope Cultural Education Facilities Finance Corp., 4.00%, 06/15/2024	50,000	49,960
Newark Higher Education Finance Corp., 5.00%, 08/15/2028 (Callable 08/15/2024)	705,000	708,891
North Central Texas Health Facility Development Corp., 5.75%, 06/01/2026	265,000	271,605
Northeast Travis County Utility District/TX, 0.00%, 09/01/2024 (d)	470,000	460,139
Northlake Municipal Management District No 1, 6.75%, 03/01/2027	545,000	590,778
Northside Independent School District
5.00%, 08/01/2026 (f)	500,000	521,845
5.00%, 08/01/2027 (f)	500,000	532,318
5.00%, 08/01/2028 (f)	2,880,000	3,131,533
2.00%, 06/01/2052 (a)	3,640,000	3,460,227
Paseo del Este Municipal Utility District No 10, 4.00%, 08/15/2024	180,000	179,803
Port of Port Arthur Navigation District, 4.35%, 04/01/2040 (Callable 04/01/2024) (a)	3,000,000	3,000,000
Prosper Independent School District, 4.00%, 02/15/2050 (a)	1,250,000	1,260,243
PSC/TX, 3.75%, 12/01/2040 (f)	6,200,000	5,973,055
San Antonio Independent School District/TX
5.00%, 08/15/2027	1,500,000	1,601,760
5.00%, 08/15/2028	750,000	817,774
Sedona Lakes Municipal Utility District No 1, 3.00%, 09/01/2024	105,000	104,211
Sienna Municipal Utility District No 4
2.00%, 09/01/2027 (Callable 09/01/2025)	500,000	460,186
2.00%, 09/01/2028 (Callable 09/01/2025)	315,000	283,692
Sienna Municipal Utility District No 6, 6.50%, 09/01/2029	1,500,000	1,641,841
State of Texas
4.00%, 08/01/2028 (Callable 08/01/2025)	2,500,000	2,520,839
3.20%, 10/01/2028 (Callable 10/01/2025)	3,000,000	2,971,688
Strategic Housing Finance Corp. of Travis County, 3.35%, 03/01/2046 (Callable 10/01/2026) (a)	2,000,000	1,987,829
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2024	335,000	334,744
2.25%, 11/15/2025	225,000	215,984
5.00%, 11/15/2026	490,000	493,834
5.00%, 11/15/2028 (Callable 11/15/2027)	1,050,000	1,067,360
5.00%, 11/15/2029 (Callable 11/15/2027)	1,835,000	1,870,348
Tarrant County Housing Finance Corp., 5.00%, 03/01/2027 (Callable 03/01/2026) (a)	1,000,000	1,020,327
Texas Department of Housing & Community Affairs
5.00%, 03/01/2041 (Callable 03/01/2025) (a)	2,000,000	2,018,151
4.75%, 03/01/2049 (Callable 09/01/2027)	395,000	396,782
5.50%, 09/01/2052 (Callable 03/01/2032)	2,910,000	3,068,616
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2027	6,250,000	6,468,331
5.00%, 12/15/2028	1,500,000	1,564,065
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054 (Callable 07/01/2029) (a)	3,500,000	3,787,820
Texas Municipal Gas Acquisition and Supply Corp. I, 5.20% (3 mo. Term SOFR + 1.63%), 12/15/2026 (Callable 04/01/2024)	8,300,000	8,233,974
Texas Municipal Gas Acquisition and Supply Corp. II, 4.62% (3 mo. Term SOFR + 1.05%), 09/15/2027	8,315,000	8,316,946
Texas State Affordable Housing Corp.
5.00%, 04/01/2043 (Callable 09/01/2025) (a)	1,500,000	1,531,554
4.25%, 03/01/2049 (Callable 03/01/2029)	300,000	298,761
5.50%, 09/01/2053 (Callable 03/01/2033)	2,970,000	3,121,248
Tioga Independent School District Public Facility Corp.
4.00%, 08/15/2024	185,000	184,594
3.25%, 08/15/2026 (Callable 08/15/2024)	195,000	188,807
Travis County Housing Finance Corp., 4.13%, 06/01/2045 (Callable 12/01/2025) (a)	4,400,000	4,410,162
Viridian Municipal Management District
5.00%, 12/01/2025	170,000	173,553
5.00%, 12/01/2025	100,000	102,090
4.00%, 12/01/2026 (Callable 05/02/2024)	340,000	340,061
5.00%, 12/01/2026	200,000	205,714
5.00%, 12/01/2026	195,000	200,571
5.00%, 12/01/2027	250,000	260,444
5.00%, 12/01/2028	250,000	263,847
5.00%, 12/01/2028	200,000	211,077
Waller Consolidated Independent School District, 6.00%, 02/15/2027	2,680,000	2,895,586
Waller County Municipal Utility District No 37, 7.25%, 09/01/2030	575,000	651,869
Williamson County Municipal Utility District No 31, 6.00%, 08/15/2028	1,030,000	1,095,188
		195,862,808
Utah - 0.6%
City of Salt Lake City UT Sales and Excise Tax Revenue, 4.00%, 10/01/2027 (Callable 10/01/2025)	1,220,000	1,235,808
County of Emery UT, 4.15%, 11/01/2024 (Callable 04/01/2024) (a)	8,000,000	8,000,000
Duchesne County School District, 5.00%, 06/01/2025	200,000	202,585
Utah Charter School Finance Authority
5.00%, 04/15/2024	240,000	240,041
5.00%, 04/15/2025	135,000	136,421
3.63%, 06/15/2029 (Callable 06/15/2027) (b)	635,000	594,567
Utah Housing Corp., 4.00%, 01/01/2045 (Callable 01/01/2026)	35,000	34,771
		10,444,193
Vermont - 0.5%
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2026	695,000	693,304
5.00%, 10/15/2028 (Callable 10/15/2026)	875,000	876,735
Vermont Housing Finance Agency
4.00%, 11/01/2044 (Callable 05/02/2024)	20,000	19,834
4.00%, 11/01/2048 (Callable 05/01/2027)	670,000	664,812
4.00%, 11/01/2049 (Callable 05/01/2028)	1,610,000	1,596,587
3.75%, 11/01/2050 (Callable 05/01/2029)	1,020,000	1,005,307
Vermont Student Assistance Corp.
5.00%, 06/15/2024 (c)	850,000	850,747
5.00%, 06/15/2025 (c)	825,000	832,722
		6,540,048
Virginia - 2.1%
Alexandria Industrial Development Authority, 5.00%, 10/01/2050 (Callable 10/01/2025)	2,275,000	2,327,252
Arlington County Industrial Development Authority, 5.00%, 01/01/2026	3,750,000	3,824,601
Charles City County Economic Development Authority, 2.88%, 02/01/2029 (Callable 11/01/2026) (f)	1,000,000	948,039
Chesapeake Bay Bridge & Tunnel District, 5.50%, 07/01/2025	685,000	690,593
Fairfax County Redevelopment & Housing Authority, 5.00%, 01/01/2045 (Callable 07/01/2027) (a)	5,000,000	5,205,102
Harrisonburg Redevelopment & Housing Authority, 4.00%, 12/01/2028 (Callable 12/01/2026) (a)	1,650,000	1,663,253
Norfolk Redevelopment & Housing Authority
4.00%, 01/01/2025 (Callable 05/02/2024)	2,100,000	2,085,412
5.00%, 05/01/2043 (Callable 05/01/2026) (a)	1,500,000	1,529,036
Portsmouth Redevelopment & Housing Authority, 3.50%, 07/01/2025 (Callable 07/01/2024) (a)	3,591,000	3,579,397
Virginia Beach Development Authority, 5.38%, 09/01/2029 (Callable 09/01/2026)	1,500,000	1,560,276
Virginia Public Building Authority
5.00%, 08/01/2029 (Callable 08/01/2026) (c)	3,500,000	3,620,855
5.00%, 08/01/2029	2,400,000	2,675,230
Virginia Small Business Financing Authority
5.00%, 01/01/2028 (Callable 07/01/2027)	1,115,000	1,149,572
5.25%, 10/01/2029 (Callable 10/01/2024)	1,005,000	1,010,902
		31,869,520
Washington - 3.0%
Central Puget Sound Regional Transit Authority
4.75%, 02/01/2028 (Callable 05/02/2024)	185,000	186,419
3.84% (SIFMA Municipal Swap Index + 0.20%), 11/01/2045 (Callable 11/01/2025)	9,000,000	8,868,924
Central Washington University
4.00%, 05/01/2024 (Callable 02/02/2024)	260,000	259,838
4.00%, 05/01/2026 (Callable 05/02/2024)	410,000	410,024
City of Seattle WA Municipal Light & Power Revenue, 3.89% (SIFMA Municipal Swap Index + 0.25%), 05/01/2045 (Callable 05/01/2026)	8,840,000	8,619,094
County of King WA Sewer Revenue, 0.88%, 01/01/2042 (Callable 04/01/2025) (a)	450,000	416,334
King County Public Hospital District No 1, 5.00%, 12/01/2036 (Callable 12/01/2026)	1,250,000	1,277,119
Pend Oreille County Public Utility District No 1 Box Canyon
5.00%, 01/01/2025	735,000	738,283
5.00%, 01/01/2025	445,000	447,020
San Juan County School District No 137 Orcas Island, 4.00%, 12/01/2028 (Callable 05/02/2024)	675,000	673,973
Seattle Housing Authority
1.25%, 06/01/2024 (Callable 04/22/2024)	2,000,000	1,985,673
4.00%, 09/01/2025 (Callable 03/01/2025)	6,200,000	6,203,436
1.00%, 06/01/2026 (Callable 04/22/2024)	2,000,000	1,866,809
State of Washington, 5.00%, 07/01/2024 (Callable 05/02/2024)	15,000	15,014
Tacoma Metropolitan Park District
5.00%, 12/01/2024	415,000	416,135
4.00%, 12/01/2026	175,000	174,515
4.00%, 12/01/2027 (Callable 12/01/2026)	4,630,000	4,595,989
4.00%, 12/01/2027	2,505,000	2,499,220
Washington Health Care Facilities Authority
5.00%, 10/01/2026	1,520,000	1,567,434
5.00%, 12/01/2026 (b)	285,000	294,529
Washington State Housing Finance Commission
6.00%, 07/01/2025 (b)	555,000	561,708
6.50%, 07/01/2030 (Callable 07/01/2025) (b)	800,000	824,450
6.75%, 07/01/2035 (Callable 07/01/2025) (b)	1,130,000	1,167,937
		44,069,877
West Virginia - 0.2%
West Virginia Housing Development Fund, 3.00%, 11/01/2026	2,745,000	2,669,330
Wisconsin - 4.0%
City of Appleton WI Waterworks Revenue, 3.00%, 01/01/2026 (Callable 05/02/2024)	625,000	617,989
City of Marinette WI Waterworks System Revenue, 4.00%, 05/01/2027 (Callable 05/02/2024)	150,000	148,980
City of Milwaukee WI Sewerage System Revenue, 4.00%, 06/01/2027 (Callable 06/01/2026)	960,000	974,602
City of Oshkosh WI Storm Water Utility Revenue, 4.00%, 05/01/2029 (Callable 05/02/2024)	125,000	125,083
County of St Croix WI, 2.60%, 03/01/2027	625,000	598,453
County of Waushara WI, 4.50%, 06/01/2027 (Callable 06/01/2025)	2,500,000	2,536,514
D C Everest Area School District/WI
3.63%, 04/01/2038 (Callable 04/01/2027)	1,310,000	1,334,176
3.63%, 04/01/2038 (Callable 04/01/2027)	1,290,000	1,315,665
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)	7,000,000	7,153,583
Palmyra-Eagle Area School District/WI, 3.00%, 03/01/2025 (Callable 05/02/2024)	175,000	171,665
Public Finance Authority
5.00%, 10/01/2024 (b)	1,605,000	1,610,073
5.00%, 04/01/2025	155,000	155,394
5.00%, 07/01/2025 (c)	265,000	266,163
5.00%, 07/01/2026 (c)	465,000	470,999
5.00%, 07/01/2027 (b)	290,000	299,116
5.00%, 07/01/2028 (c)	1,245,000	1,286,334
5.00%, 07/01/2028 (b)	250,000	260,973
9.00%, 11/01/2028 (Callable 11/01/2027) (b)	1,850,000	1,853,990
5.50%, 12/15/2028 (Callable 06/01/2025) (b)	2,900,000	2,916,083
5.00%, 07/01/2029 (c)	1,365,000	1,423,562
5.00%, 07/01/2029 (b)	480,000	507,093
0.00%, 09/01/2029 (Callable 09/01/2026) (b)(d)	100,000	66,843
5.00%, 10/01/2029 (b)	2,850,000	2,983,668
6.13%, 12/15/2029 (Callable 12/15/2027) (b)	2,500,000	2,479,077
5.00%, 07/01/2030 (b)	995,000	1,062,400
3.30%, 10/01/2046 (a)	1,260,000	1,246,882
Village of Waunakee WI Waterworks & Electric System Revenue, 3.20%, 10/01/2026 (Callable 05/02/2024)	225,000	219,659
Wisconsin Center District
0.00%, 12/15/2024 (d)	125,000	121,520
5.25%, 12/15/2027	1,295,000	1,360,205
5.25%, 12/15/2027	50,000	52,024
Wisconsin Health & Educational Facilities Authority
5.00%, 07/01/2025 (Callable 07/01/2024)	660,000	661,899
2.75%, 08/15/2025 (Callable 08/15/2024)	1,440,000	1,418,729
4.00%, 09/15/2025	765,000	757,443
5.00%, 11/01/2025	245,000	244,659
5.00%, 02/15/2026	855,000	869,199
5.00%, 10/01/2026	2,000,000	2,083,762
5.00%, 11/01/2026	710,000	707,596
5.00%, 08/01/2027 (Callable 07/01/2026) (b)	6,500,000	6,646,830
4.00%, 09/15/2027	830,000	812,439
5.00%, 11/01/2029 (Callable 11/01/2026)	815,000	803,671
3.00%, 02/15/2035 (Callable 08/15/2025)	220,000	217,562
5.00%, 02/15/2051 (Callable 08/15/2026) (a)	5,450,000	5,573,720
5.00%, 02/15/2052 (Callable 08/15/2024) (a)	2,050,000	2,050,291
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
3.50%, 09/01/2046 (Callable 09/01/2025)	90,000	88,637
4.00%, 03/01/2048 (Callable 03/01/2027)	170,000	168,677
4.25%, 03/01/2049 (Callable 09/01/2028)	440,000	439,114
		59,162,996
Wyoming - 0.3%
Carbon County Specific Purpose Tax Joint Powers Board
5.00%, 06/15/2024	735,000	736,426
5.00%, 06/15/2025	950,000	963,073
5.00%, 06/15/2026	340,000	347,583
Sublette County Hospital District, 5.00%, 06/15/2026 (Callable 06/15/2025)	2,000,000	1,995,502
Wyoming Community Development Authority
4.00%, 12/01/2043 (Callable 06/01/2027)	230,000	229,073
3.75%, 12/01/2049 (Callable 12/01/2028)	905,000	895,972
		5,167,629
TOTAL MUNICIPAL BONDS (Cost $1,549,141,991)		1,531,597,731

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%	Shares
Federated Institutional Tax-Free Cash Trust - Class Premier, 3.34%(h)	23,570,099	23,570,099

TOTAL SHORT-TERM INVESTMENTS (Cost $23,570,099)		23,570,099

TOTAL INVESTMENTS - 100.4% (Cost $1,572,712,090)		$1,555,167,830
Liabilities in Excess of Other Assets - (0.4)%		(5,564,916)
TOTAL NET ASSETS - 100.0%		$1,549,602,914

Percentages are stated as a percent of net assets.

LIBOR - London Interbank Offered Rate
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate

(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2024.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $99,880,014 or 6.4% of the Fund’s net assets.

(c)	Security subject to the Alternative Minimum Tax ("AMT"). As of March 31, 2024, the total value of securities subject to the AMT was $52,477,992 or 3.4% of net assets.
(d)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(f)	Step coupon bond. The rate disclosed is as of March 31, 2024.
(g)	Represents less than 0.05% of net assets.
(h) (i)	The rate shown represents the 7-day effective yield as of March 31, 2024. Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Short-Term Municipal Bond Fund
Summary of Fair Value Exposure at March 31, 2024 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	–	1,531,597,731	–	1,531,597,731
Money Market Funds	23,570,099	–	–	23,570,099
Total Assets	23,570,099	1,531,597,731	–	1,555,167,830

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

Refer to the Schedule of Investments for industry classifications.